UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22930

           USCF ETF Trust
(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:    510-522-9600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund SDCI | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$65	0.60%

Management’s Discussion of Fund Performance

Over the previous year, the Fund’s returns based on NAV were 18.17%. This gain was comprised of two parts: 1) Fund price increase of 11.44%; and 2) dividend payments totaling $1.15 per share, contributing additional 6.73% return. The increase in the price of commodities has been attributed to tariff-related supply and transportation constraints, resilient global GDP growth, weaker U.S. dollar, as well as increasing geopolitical tensions. Demand for commodities has generally persisted as economic activity has remained strong.

TOP PERFORMANCE CONTRIBUTORS

Soft commodities such as Cocoa (+59%) and Coffee (+49%) were the two top performers over the prior year, and they contributed materially to the Fund’s return.

TOP PERFORMANCE DETRACTORS

Petroleum products (crude oil and distillates) were generally weak over the prior 12 months, with returns ranging from -7% to -12%. Petroleum products held significant weight throughout the previous year, detracting from performance when included in the portfolio.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (5/2/2018)

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV	18.17%	23.80%	8.32%
S&P 500 Index	15.16%	16.63%	14.58%
Bloomberg Commodity Index Total Return℠	5.77%	12.67%	4.50%
SummerHaven Dynamic Commodity Index Total Return℠	18.92%	24.20%	8.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$168,927,467
Number of Portfolio Holdings	20
Investment Advisory Fees Paid, Net	$404,673
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	92.9%	Energy	35.6%
		Grains & Oilseeds	7.0%
		Industrial Metals	14.6%
		Livestock	21.4%
		Precious Metals	7.1%
		Softs	14.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

The Board of Trustees of USCF ETF Trust approved a change to the Fund’s investment objective, which took effect on October 30, 2024. The Fund now seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SummerHaven Dynamic Commodity Index Total ReturnSM. Previously, the Fund’s investment objective was to seek long-term total return. In connection with the change to the Fund’s investment objective, certain material principal investment strategies and risks of the Fund were also changed.

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Gold Strategy Plus Income Fund USG | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$53	0.45%

Management’s Discussion of Fund Performance

Over the previous year, the Fund’s returns based on NAV were 36.84%. This gain was comprised of two parts: (1) an increase in the Fund’s price of 26.97%; and (2) dividend payments totaling $2.29 per share, contributing an additional 9.87% return. The increase in the price of gold has been attributed to increasing geopolitical tensions, increasing economic uncertainty, and an attempt by several central banks to diversify their holdings. The U.S. dollar has also weakened considerably, and since gold (and other commodities) are priced in U.S. dollars, purchasing a fixed amount of any commodity requires more U.S. dollars (holding all else constant).

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (11/2/2021)
USCF Gold Strategy Plus Income Fund - NAV	36.84%	15.47%
S&P 500 Index	15.16%	9.99%
Bloomberg Commodity Index Total Return℠	5.77%	3.43%
Bloomberg Gold Subindex Total Return℠	39.80%	17.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$14,765,679
Number of Portfolio Holdings	2
Investment Advisory Fees Paid, Net	$45,736
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	100.4%	Precious Metals	100.7%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Battery Metals Strategy Fund ZSB | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$59	0.59%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned 0.01%. Returns were muted from electrification metals and metal equities, resulting from a combination of ongoing negative sentiment and near-term oversupply. This can be measured by referencing the Bloomberg Lithium Subindex at (49)% and the Bloomberg Nickel Subindex at (17%) during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included silver, cobalt, and copper futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 included lithium, nickel, and zinc futures contracts.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (1/10/2023)
USCF Sustainable Battery Metals Strategy Fund - NAV	0.01%	-18.42%
S&P 500 Index	15.16%	22.22%
Bloomberg Commodity Index Total Return℠	5.77%	2.46%
S&P GSCI Electric Vehicle Metals TR Index℠(1)	-3.11%	-14.83%

(1) This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,415,722
Number of Portfolio Holdings	41
Investment Advisory Fees Paid, Net	$8,312
Portfolio Turnover Rate	138%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2025.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	13.5%
Industrial	3.6%
Energy	0.2%
Commodity Derivatives	1.1%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Energy Commodity Strategy Absolute Return Fund USE | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$77	0.79%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned (6.04)%. Returns were driven by a weakened petroleum performance, as seen by referencing the Bloomberg WTI Crude Oil Subindex at (11.64%), during the period. The Fund allocated approximately 75% of its assets between long West Texas Intermediate (WTI) crude oil and gasoline futures positions, with periodic spread positions.

TOP PERFORMANCE CONTRIBUTORS

The positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included natural gas futures contract holdings.

TOP PERFORMANCE DETRACTORS

The positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 were the petroleum holdings, which included WTI crude and gasoline futures contract holdings.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (5/4/2023)
USCF Energy Commodity Strategy Absolute Return Fund - NAV	-6.04%	13.45%
S&P 500 Index	15.16%	23.04%
Bloomberg Commodity Index Total Return℠	5.77%	5.35%
Bloomberg Energy Subindex Total Return℠	-7.39%	3.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,709,954
Number of Portfolio Holdings	3
Investment Advisory Fees Paid, Net	$25,877
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of June 30, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	96.5%	Energy	49.9%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Commodity Strategy Fund ZSC | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$34	0.33%

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2025, on a net asset value (“NAV”) basis, the Fund returned 1.46%. Returns were driven by muffled performance from renewable energy and electrification metals exposure. This was slightly offset by the Fund’s agricultural exposure, as referenced by the Bloomberg Cocoa Subindex at 56.63% and the Bloomberg Coffee Subindex at 39.80% during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2025 included biodiesel D4 RIN, cocoa, and coffee futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2025 included the PJM Tri Qualified Renewable energy, rough rice, and wheat futures contracts.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (8/8/2023)
USCF Sustainable Commodity Strategy Fund - NAV	1.46%	-11.25%
S&P 500 Index	15.16%	20.19%
Bloomberg Commodity Index Total Return℠	5.77%	3.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,309,394
Number of Portfolio Holdings	56
Investment Advisory Fees Paid, Net	$13,534
Portfolio Turnover Rate	14%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2025.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	34.1%
Energy	18.9%
Utilities	5.6%
Industrial	0.5%
Commodity Derivatives	(1.0)%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Midstream Energy Income Fund UMI | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Midstream Energy Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$96	0.85%

Management’s Discussion of Fund Performance

The Fund posted a strong 12-month period ended June 30, 2025. We continue to see the Fund’s midstream energy holdings participate in growing, multi-year, thematic tailwinds—including solid long-term natural gas demand trends from liquefied natural gas (LNG) exports and data center electricity demand. Investors continued to favor midstream for its high current income and growth of income during the fiscal year. In addition, midstream fundamentals and valuations were attractive during the fiscal year. The Fund’s 30-day SEC yield remains attractive relative to the broad market S&P 500 Index at 4.02% as of June 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Targa Resources (TRGP) was the top contributor during the fiscal year, benefiting from peer-leading earnings before interest, taxes, depreciation, and amortization (EBITDA) and dividend growth (TRGP announced a 33% dividend increase for 2025). Enbridge (ENB) benefited from a lower-risk profile within the midstream space, supported by stable cash flows and a backlog of growth projects from growing energy demand. Williams Cos (WMB) benefitted from solid natural gas fundamentals, including demand from data centers and natural gas exports.

TOP PERFORMANCE DETRACTORS

During the fiscal year, the Fund had one performance detractor. Equitrans Midstream (ETRN) was not held for most of the fiscal year as ETRN was acquired by EQT Corp in July 2024 (EQT Corp is not held and outside of the investible universe for the Fund). For the period that ETRN was held, it lagged the overall portfolio, making it a detractor from portfolio returns.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (3/23/2021)
USCF Midstream Energy Income Fund - NAV	26.71%	24.49%
S&P 500 Index	15.16%	13.09%
Alerian Midstream Energy Select Total Return Index℠	28.17%	24.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$385,457,682
Number of Portfolio Holdings	22
Investment Advisory Fees Paid, Net	$2,948,295
Portfolio Turnover Rate	41%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2025.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	96.4%
Exchange Traded Fund	2.0%
Money Market Funds	0.4%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Dividend Income Fund UDI | NYSE Arca, Inc. Annual Shareholder Report | JUNE 30, 2025

This annual shareholder report contains important information about USCF Dividend Income Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$70	0.64%

Management’s Discussion of Fund Performance

For the fiscal year, the Fund significantly outperformed its benchmark, the S&P 500 Value Index, as well as the broad market S&P 500 Index. The 30-day SEC yield remains high relative to the broad market at 2.84% as of June 30, 2025. The Fund’s performance was driven by positive stock and sector selection within financials and positive stock selection in health care.

TOP PERFORMANCE CONTRIBUTORS

Gilead (GILD) was the top contributor, and the company raised its dividend by +2.6% during the fiscal year. Gilead also reported healthy momentum in its pipeline drug candidate Yeztugo (lenacapavir) with expectations for a strong commercial roll out later in 2025. Bank of New York Mellon (BK) was a top portfolio contributor, driven by its consistent revenue growth and strong profitability. Its defensive, fee-based business model meant the stock price held up well during the tariff-related market volatility in early 2025. Goldman Sachs (GS) shares rose following the election, as investors anticipated that the new administration would ease merger regulations and spur more deal activity. Further, Goldman’s core Global Banking and Markets unit continues to deliver strong revenue growth and solid operating leverage.

TOP PERFORMANCE DETRACTORS

Merck (MRK) detracted, and we exited our holding due to the uncertain path to replace the revenue from sales of a cancer drug Keytruda, which is expected to decrease once Merck loses its exclusivity with respect to the drug in 2028. We also exited our position in detractor Robert Half International (RHI). When we purchased RHI, we acknowledged a slowing labor market, but we were later disappointed in management’s failure to reduce variable costs as they had in prior cycles. As a result, dividend coverage grew too tight for the Fund’s targets. Conagra Brands (CAG) lagged as food companies are facing increased consumer resistance to higher prices.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (6/7/2022)
USCF Dividend Income Fund - NAV	17.06%	9.91%
S&P 500 Index	15.16%	15.67%
S&P 500 Value Total Return Index℠	9.63%	11.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$3,446,358
Number of Portfolio Holdings	37
Investment Advisory Fees Paid, Net	$31,383
Portfolio Turnover Rate	24%

Graphical Representation of Holdings The table below shows the investment makeup of the Fund as of June 30, 2025.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	45.5%
Consumer, Non-cyclical	27.1%
Communications	14.0%
Technology	6.7%
Money Market Funds	2.4%
Basic Materials	1.8%
Industrial	1.2%
Consumer, Cyclical	1.0%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the period ended June 30, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Thomas E. Gard is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2025 and June 30, 2024 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $79,450 for 2025 and $88,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2025 and June 30, 2024 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2025 and June 30, 2024 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $26,000 for 2025 and $33,000 for 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2025 and June 30, 2024 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:
(b) 0%
(c) 100%
(d) 0%
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate fees billed for each of the last two fiscal years ended June 30, 2025 and June 30, 2024 for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2025 and $0 for 2024.
(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are Jeremy Henderson, Robyn L. Alexander, John D. Schwartz, H. Abram Wilson and Thomas E. Gard.
(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in Item 7 of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

(b)	The Financial Highlights are attached herewith.

ANNUAL REPORT
Financial Statements and Other Information

June 30, 2025

UMI
USCF Midstream Energy Income Fund

USE
USCF Energy Commodity Strategy Absolute Return Fund

ZSB
USCF Sustainable Battery Metals Strategy Fund

USG
USCF Gold Strategy Plus Income Fund

ZSC
USCF Sustainable Commodity Strategy Fund

UDI
USCF Dividend Income Fund

USCF ETF TRUST

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
LME Aluminum Futures LA, July 2025 contracts	130	$8,003,817	Jul-25	$439,034	0.3%
LME Zinc Futures LX, July 2025 contracts	119	7,921,353	Jul-25	257,606	0.2%
ICE Low Sulphur Gasoil Futures QS, August 2025 contracts	183	12,212,200	Aug-25	(115,900)	(0.1)%
LME Tin Futures LT, August 2025 contracts	74	12,489,675	Aug-25	28,165	0.0	%(b)
ICE Brent Crude Futures CO, October 2025 contracts	182	11,974,280	Aug-25	12,240	0.0	%(b)
LME Aluminum Futures LA, October 2025 contracts	187	12,113,539	Oct-25	42,770	0.0	%(b)
	875	64,714,864		663,915	0.4%
United States Contracts(a)
CME Lean Hogs Futures LH, August 2025 contracts	271	11,890,329	Aug-25	(237,329)	(0.1)%
CME Cattle Feeder Futures FC, August 2025 contracts	79	11,912,387	Aug-25	359,275	0.2%
CME Live Cattle Futures LC, August 2025 contracts	143	12,053,910	Aug-25	179,740	0.1%
NYMEX NY Harbour ULSD Futures HO, September 2025 contracts	128	12,079,049	Aug-25	26,628	0.0	%(b)
NYMEX RBOB Gasoline Futures RB, September 2025 contracts	139	12,259,217	Aug-25	(336,853)	(0.2)%
CBOT Corn Futures C, September 2025 contracts	581	12,259,375	Sep-25	(370,663)	(0.2)%
ICE Cocoa Futures CC, September 2025 contracts	136	12,247,130	Sep-25	(7,130)	(0.0	)%(c)
ICE Coffee Futures KC, September 2025 contracts	103	12,715,612	Sep-25	(1,124,250)	(0.7)%
NYMEX WTI Crude Oil Futures CL, November 2025 contracts	194	12,403,870	Oct-25	(364,230)	(0.2)%
NYMEX Platinum Futures PL, October 2025 contracts	178	10,419,215	Oct-25	1,533,485	0.9%
	1,952	120,240,094		(341,327)	(0.2)%

The accompanying notes are an integral part of the financial statements.

2	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Short
Foreign Contracts(a)(d)
LME Aluminum Futures LA, July 2025 contracts	130	$(8,397,386)	Jul-25	$(45,464)	(0.0	)%(c)
LME Zinc Futures LX, July 2025 contracts	119	(8,175,795)	Jul-25	(3,165)	(0.0	)%(c)
	249	(16,573,181)		(48,629)	(0.0	)%(c)
Total Open Commodity Futures Contracts(e)	3,076	$168,381,777		$273,959	0.2%

Short-Term Investments	Principal Amount	Value	% of Total Net Assets
United States Treasury Obligations
U.S. Treasury Bills(f):
4.27%, 8/19/2025	$5,500,000	$5,466,911	3.2%
4.36%, 8/26/2025	3,250,000	3,228,312	1.9%
Total Investments
(Cost $8,695,223)		$8,695,223	5.1%
Other Assets in Excess of Liabilities		160,232,244	94.9%
Total Net Assets		$168,927,467	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(e)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(f)	Rates shown represent discount rate at the time of purchase.

The accompanying notes are an integral part of the financial statements.

3

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (concluded)

Summary of Portfolio Holdings by Country^
United States	93.1%
United Kingdom	6.9
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Government	5.1%
Commodity Derivatives	0.2%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

4	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2025

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, August 2025 contracts	45	$14,972,960	Aug-25	$(88,310)	(0.6)%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures August 2025 Option Contracts, Call @ $3550, (Premiums received $30,480)	(45)	$(30,480)	Jul-25	$(18,450)	(0.1)%

(a)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	(0.7)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
LME Nickel Futures LN, September 2025 contracts	1	$93,890	Sep-25	$(2,715)	(0.2)%
LME Zinc Futures LX, September 2025 contracts	1	65,669	Sep-25	3,148	0.2%
SGX Iron Ore Futures SC, September 2025 contracts	1	9,560	Sep-25	(185)	(0.0	)%(b)
ICE ECX EMISSION Futures MO, December 2025 contracts	2	149,615	Dec-25	294	0.0	%(c)
	5	318,734		542	0.0	%(c)
United States Contracts(a)
COMEX Lithium LiOH Futures LF, August 2025 contracts	6	59,100	Aug-25	(8,100)	(0.6)%
COMEX Silver Futures SI, September 2025 contracts	1	180,660	Sep-25	200	0.0	%(c)
COMEX Copper Futures HG, September 2025 contracts	1	124,575	Sep-25	2,488	0.2%
COMEX Aluminum Futures AL, September 2025 contracts	2	115,662	Sep-25	12,487	0.9%
COMEX Cobalt Fastmarket Futures CV, September 2025 contracts	13	470,025	Sep-25	12,324	0.9%
COMEX Lithium Carbonate CIF CJK Fastmarket Futures LJ, September 2025 contracts	4	37,400	Sep-25	(3,920)	(0.3)%
COMEX Lithium LiOH Futures LF, September 2025 contracts	12	103,430	Sep-25	(710)	(0.0	)%(b)
	39	1,090,852		14,769	1.1%
Total Open Commodity Futures Contracts(d)	44	$1,409,586		$15,311	1.1%

The accompanying notes are an integral part of the financial statements.

6	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	$1,436	0.1%
Lynas Rare Earths Ltd.(e)	3,822	21,694	1.5%
Mineral Resources Ltd.(e)	78	1,103	0.1%
Pilbara Minerals Ltd.(e)	3,994	3,503	0.2%
		27,736	1.9%
Brazil
Vale SA, ADR	100	971	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR(e)	400	14,108	1.0%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,225	0.1%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	1,600	5,565	0.4%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(f)	1,800	5,245	0.4%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	500	1,265	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	6,100	9,322	0.7%
Ningbo Ronbay New Energy Technology Co. Ltd. – Class A	436	1,361	0.1%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,475	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(e)	100	461	0.0	%(c)
Sinofibers Technology Co. Ltd. – Class A	2,700	13,662	1.0%
Tianqi Lithium Corp. – Class H(e)	600	2,219	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,000	4,061	0.3%
Xinte Energy Co. Ltd. – Class H(e)	4,000	2,721	0.2%
		48,582	3.5%
France
Eramet SA	194	10,471	0.7%
Germany
SGL Carbon SE(e)	6,728	27,765	2.0%
Wacker Chemie AG	161	11,765	0.8%
		39,530	2.8%
Japan
Nippon Carbon Co. Ltd.	700	19,758	1.4%
Nippon Denko Co. Ltd.	2,900	4,994	0.3%
Toho Titanium Co. Ltd.	100	902	0.1%
		25,654	1.8%

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Norway
Elkem ASA, 144A(f)	10,253	$24,044	1.7%
South Korea
Ecopro BM Co. Ltd.(e)	6	446	0.0	%(c)

United States
Albemarle Corp.	200	12,534	0.9%
GrafTech International Ltd.(e)	13,200	12,836	0.9%
MP Materials Corp.(e)	800	26,616	1.9%
Tronox Holdings PLC	200	1,014	0.1%
		53,000	3.8%
Total Common Stocks
(Cost $250,571)		$244,542	17.3%
Total Investments
(Cost $250,571)		$244,542	17.3%
Other Assets in Excess of Liabilities		1,171,180	82.7%
Total Net Assets		$1,415,722	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $29,289, which represents 2.1% of net assets as of June 30, 2025.

The accompanying notes are an integral part of the financial statements.

8	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (concluded)

Summary of Portfolio Holdings by Country^
United States	21.7%
China	19.9
Germany	16.1
Australia	11.3
Japan	10.5
Norway	9.8
Chile	5.8
France	4.3
Brazil	0.4
South Korea	0.2
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	13.5%
Industrial	3.6%
Energy	0.2%
Commodity Derivatives	1.1%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, September 2025 contracts	27	$1,694,940	Aug-25	$29,010	1.1%
NYMEX RBOB Gasoline Futures RB, September 2025 contracts	3	256,902	Aug-25	416	0.0	%(b)
	30	1,951,842		29,426	1.1%
Open Commodity Futures Contracts — Short
United States Contracts(a)
NYMEX Natural Gas Futures NG, September 2025 contracts	18	(686,780)	Aug-25	58,580	2.1%
	18	(686,780)		58,580	2.1%
Total Open Commodity Futures Contracts(c)	48	$1,265,062		$88,006	3.2%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	3.2%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

10	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts — Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, August 2025 contracts	2	$52,735	Jul-25	$(1,337)	(0.0	)%(b)
ICE Canola Futures RS, November 2025 contracts	8	80,101	Nov-25	2,938	0.1%
ICE ECX EMISSION Futures MO, December 2025 contracts	1	73,576	Dec-25	897	0.0	%(c)
	11	206,412		2,498	0.1%
United States Contracts(a)
CBOT Rough Rice Futures RR, September 2025 contracts	3	81,790	Sep-25	(1,810)	(0.1)%
CBOT Wheat Future W, September 2025 contracts	3	83,362	Sep-25	(2,625)	(0.1)%
CBOT Corn Futures C, September 2025 contracts	9	192,450	Sep-25	(8,287)	(0.4)%
ICE Cocoa Futures CC, September 2025 contracts	1	92,770	Sep-25	(2,770)	(0.1)%
ICE Coffee Futures KC, September 2025 contracts	1	133,950	Sep-25	(21,413)	(0.9)%
ICE Sugar #11 Futures SB, October 2025 contracts	2	37,957	Sep-25	(1,669)	(0.1)%
NYMEX Chicago Ethanol S Futures CU, September 2025 contracts	1	71,610	Sep-25	(1,470)	(0.1)%
CBOT Soybean Futures S, November 2025 contracts	2	103,100	Nov-25	(400)	(0.0	)%(b)
ICE Cotton Futures CT, December 2025 contracts	1	33,990	Dec-25	75	0.0	%(c)
ICE Biodiesel D4 RIN Futures RI, December 2025 contracts	1	37,250	Dec-25	20,250	0.9%
ICE CA Low Carbon Fuel Futures ZR, December 2025 contracts	2	15,600	Dec-25	(5,250)	(0.2)%
ICE PJM TQRECC I ZQ, July 2026 contracts	11	28,580	Jul-26	900	0.0	%(c)
	37	912,409		(24,469)	(1.1)%
Total Open Commodity Futures Contracts(d)	48	$1,118,821		$(21,971)	(1.0)%

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$5,649	0.2%
Electric
Ameresco, Inc. – Class A(e)	100	1,518	0.0	%(c)
Auren Energia SA	6,817	12,703	0.6%
Boralex, Inc. – Class A	800	18,550	0.8%
Brookfield Renewable Corp	300	9,834	0.4%
China Yangtze Power Co. Ltd. – Class A	500	2,104	0.1%
EDP Renovaveis SA	1,132	12,623	0.5%
Light S/A(e)	9,300	11,008	0.5%
Meridian Energy Ltd.	3,340	11,972	0.5%
NextEra Energy, Inc.	200	13,884	0.6%
Ormat Technologies, Inc.	100	8,376	0.4%
Orsted AS, 144A(e)(f)	232	9,960	0.4%
ReNew Energy Global PLC – Class A(e)	2,600	17,966	0.8%
		130,498	5.6%
Energy — Alternate Sources
Array Technologies, Inc.(e)	3,500	20,650	0.9%
Cadeler A/S(e)	1,326	6,572	0.3%
Canadian Solar, Inc.(e)	2,500	27,600	1.2%
Corp. ACCIONA Energias Renovables SA	780	17,989	0.8%
Enphase Energy, Inc.(e)	100	3,965	0.2%
ERG SpA	168	3,661	0.2%
First Solar, Inc.(e)	200	33,108	1.4%
Flat Glass Group Co. Ltd. – Class H	8,000	9,009	0.4%
Grenergy Renovables SA(e)	1,150	83,195	3.6%
JA Solar Technology Co. Ltd. – Class A(e)	10,100	14,080	0.6%
LONGi Green Energy Technology Co. Ltd. – Class A	14,000	29,371	1.3%
Maxeon Solar Technologies Ltd.(e)	1,831	5,603	0.2%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	4,654	0.2%
Motech Industries, Inc.	16,000	9,639	0.4%
Nordex SE(e)	1,599	31,618	1.4%
OY Nofar Energy Ltd.(e)	536	14,872	0.6%
Risen Energy Co. Ltd. – Class A(e)	3,100	4,148	0.2%
Scatec ASA, 144A(e)(f)	953	8,769	0.4%
Serena Energia SA(e)	2,300	4,922	0.2%
Solaria Energia y Medio Ambiente SA(e)	1,641	18,974	0.8%

The accompanying notes are an integral part of the financial statements.

12	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy — Alternate Sources (continued)
Sungrow Power Supply Co. Ltd. – Class A	2,280	$21,583	0.9%
Sunrun, Inc.(e)	1,300	10,634	0.5%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	22,500	24,136	1.0%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	10,670	0.5%
TPI Composites, Inc.(e)	4,300	3,695	0.2%
United Renewable Energy Co. Ltd.(e)	57,000	12,702	0.5%
		435,819	18.9%
Machinery — Construction & Mining
GoodWe Technologies Co. Ltd. – Class A(e)	1,079	6,548	0.3%
Total Common Stocks
(Cost $731,304)		$578,514	25.0%
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $1,129,691)	55,500	$786,990	34.1%

Total Investments
(Cost $1,860,995)		$1,365,504	59.1%
Other Assets in Excess of Liabilities		943,890	40.9%
Total Net Assets		$2,309,394	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $18,729, which represents 0.8% of net assets as of June 30, 2025.
(g)	Affiliated issuer.

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (concluded)

A summary of the Fund’s transactions with affiliated investments during the year ended June 30, 2025 is as follows:

Value at 6/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 6/30/2025	Value at 6/30/2025
Exchange-Traded Fund — 34%
USCF Sustainable Battery Metals Strategy Fund
$ 723,195	$113,652	$(23,068)	$(13,533)	$(13,256)	$21,936	$—	55,500	$786,990

Summary of Portfolio Holdings by Country^
United States	65.5%
Spain	9.7
China	9.3
Canada	4.1
Germany	2.3
Brazil	2.1
Taiwan	1.6
India	1.3
Denmark	1.2
Israel	1.1
New Zealand	0.9
South Africa	0.6
Italy	0.3
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	34.1%
Energy	18.9%
Utilities	5.6%
Industrial	0.5%
Commodity Derivatives	(1.0)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

14	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025

	% of Total Net Assets	Shares	Value
Common Stocks	74.0%
Pipelines	74.0%
Antero Midstream Corp.	4.7%	948,931	$17,982,242
Cheniere Energy, Inc.	6.0%	94,879	23,104,934
DT Midstream, Inc.	4.7%	165,724	18,214,725
Enbridge, Inc.	7.8%	660,099	29,915,687
Gibson Energy, Inc.	2.1%	462,285	8,097,187
Hess Midstream LP – Class A	3.4%	343,245	13,218,365
Keyera Corp.	4.6%	549,845	17,948,037
Kinder Morgan, Inc.	6.6%	862,158	25,347,445
Kinetik Holdings, Inc.	0.9%	80,279	3,536,290
ONEOK, Inc.	3.9%	182,286	14,880,006
Pembina Pipeline Corp.	4.1%	419,433	15,732,932
Plains GP Holdings LP – Class A	4.6%	920,004	17,875,678
South Bow Corp.	4.0%	590,611	15,302,731
Targa Resources Corp.	4.4%	97,075	16,898,816
TC Energy Corp.	4.6%	360,561	17,591,771
Williams Cos., Inc. (The)	7.6%	468,395	29,419,890
			285,066,736
Total Common Stocks
(Cost $203,219,712)	74.0%		285,066,736
Master Limited Partnerships	22.4%
Pipelines	22.4%
Energy Transfer LP	8.6%	1,830,969	33,195,468
Enterprise Products Partners LP	7.1%	882,795	27,375,473
MPLX LP	4.6%	343,754	17,706,768
Western Midstream Partners LP	2.1%	206,527	7,992,595
			86,270,304
Total Master Limited Partnerships
(Cost $50,979,976)	22.4%		86,270,304
Exchange-Traded Funds	2.0%
Alerian Energy Infrastructure ETF
(Cost $7,677,371)	2.0%	238,327	7,683,663
Money Market Funds	0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)
(Cost $1,629,704)	0.4%	1,629,704	1,629,704
Total Investments
(Cost $263,506,763)	98.8%		$380,650,407
Other Assets in Excess of Liabilities	1.2%		4,807,275
Total Net Assets	100.0%		$385,457,682

(a)	Reflects the 7-day yield at June 30, 2025.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (concluded)

Summary of Portfolio Holdings by Country^
United States	72.5%
Canada	27.5
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	96.4%
Exchange Traded Fund	2.0%
Money Market Funds	0.4%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

16	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2025

	% of Total Net Assets	Shares	Value
Common Stocks	97.3%
Advertising	3.5%
Interpublic Group of Cos., Inc. (The)	2.3%	3,177	$77,773
Omnicom Group, Inc.	1.2%	591	42,517
			120,290
Banks	24.6%
Bank of America Corp.	2.5%	1,843	87,211
Bank of New York Mellon Corp. (The)	3.7%	1,387	126,370
Citigroup, Inc.	2.6%	1,071	91,163
East West Bancorp, Inc.	3.2%	1,090	110,068
Goldman Sachs Group, Inc. (The)	2.9%	141	99,793
JPMorgan Chase & Co.	4.2%	505	146,405
State Street Corp.	3.5%	1,118	118,888
US Bancorp	2.0%	1,502	67,965
			847,863
Beverages	1.6%
Coca-Cola Co. (The)	1.6%	794	56,175
Biotechnology	4.2%
Gilead Sciences, Inc.	4.2%	1,300	144,131
Chemicals	1.8%
Nutrien Ltd.	1.8%	1,079	62,841
Commercial Services	2.5%
H&R Block, Inc.	2.5%	1,576	86,507
Diversified Financial Services	6.5%
CME Group, Inc.	2.8%	354	97,569
Jefferies Financial Group, Inc.	2.2%	1,373	75,089
Radian Group, Inc.	1.5%	1,431	51,545
			224,203
Food	2.6%
Conagra Brands, Inc.	1.2%	2,050	41,964
Nomad Foods Ltd.	1.4%	2,900	49,271
			91,235
Healthcare-Products	3.6%
Medtronic PLC	3.6%	1,426	124,304
Insurance	4.5%
Old Republic International Corp.	4.5%	4,040	155,298

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (continued)

	% of Total
	Net Assets	Shares	Value
Common Stocks (continued)
Media	2.8%
Comcast Corp. – Class A	2.8%	2,725	$97,255
Packaging & Containers	1.2%
Sonoco Products Co.	1.2%	963	41,948
Pharmaceuticals	12.5%
AbbVie, Inc.	3.8%	713	132,347
GSK PLC, ADR	3.3%	2,948	113,203
Johnson & Johnson	4.0%	905	138,239
Pfizer, Inc.	1.4%	1,919	46,517
			430,306
REITS	9.9%
Host Hotels & Resorts, Inc.	2.3%	5,142	78,981
Lamar Advertising Co. – Class A	2.4%	690	83,738
STAG Industrial, Inc.	1.8%	1,699	61,640
VICI Properties, Inc. – Class A	3.4%	3,596	117,230
			341,589
Retail	1.0%
Target Corp.	1.0%	336	33,146
Semiconductors	2.3%
Texas Instruments, Inc.	2.3%	377	78,273
Software	4.5%
Paychex, Inc.	4.5%	1,061	154,333
Telecommunications	7.7%
Cisco Systems, Inc.	4.5%	2,215	153,677
Verizon Communications, Inc.	3.2%	2,544	110,079
			263,756
Total Common Stocks
(Cost $3,251,470)	97.3%		3,353,453
Money Market Funds	2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(a)
(Cost $83,547)	2.4%	83,547	83,547
Total Investments
(Cost $3,335,017)	99.7%		$3,437,000
Other Assets in Excess of Liabilities	0.3%		9,358
Total Net Assets	100.0%		$3,446,358

(a)	Reflects the 7-day yield at June 30, 2025.

The accompanying notes are an integral part of the financial statements.

18	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT JUNE 30, 2025 (concluded)

Summary of Portfolio Holdings by Country^
United States	96.8%
Canada	1.8
United Kingdom	1.4
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	45.5%
Consumer, Non-cyclical	27.1%
Communications	14.0%
Technology	6.7%
Money Market Funds	2.4%
Basic Materials	1.8%
Industrial	1.2%
Consumer, Cyclical	1.0%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2025

	USCF
	SummerHaven
	Dynamic
	Commodity	USCF Gold
	Strategy No K-1	Strategy Plus
	Fund	Income Fund
Assets:
Investments, at Value	$8,695,223	$—
Cash and Cash Equivalents	138,719,559	13,892,623
Receivables:
Deposits at Broker for Futures Contracts	18,181,482	754,567
Capital Shares	2,698,695	—
Variation Margin on Futures Contracts, Net	—	90,450
Dividends and Interest	385,293	52,024
Unsettled Open Futures Contracts	767,575	—
Total Assets	169,447,827	14,789,664

Liabilities:
Written Call Options, at Fair Value	—	18,450
Payables:
Variation Margin on Futures Contracts, Net	415,636	—
Accrued Management Fees, Net	56,095	5,535
Unsettled Open Futures Contracts	48,629	—
Total Liabilities	520,360	23,985
Total Net Assets	$168,927,467	$14,765,679

Net Assets Consist of:
Paid In Capital	$167,084,359	$14,846,483
Total Distributable Earnings (Accumulated Losses)	1,843,108	(80,804)
Total Net Assets	$168,927,467	$14,765,679

Net Asset Value Per Share:
Total Net Assets	$168,927,467	$14,765,679
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	7,825,000	425,000
Net Asset Value	$21.59	$34.74
Investments, at Cost	$8,695,223	$—
Written Call Options, Premiums Received	$—	$30,480

The accompanying notes are an integral part of the financial statements.

20	Annual Financial Statements June 30, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (continued)
JUNE 30, 2025

		USCF Energy
	USCF	Commodity
	Sustainable	Strategy
	Battery Metals	Absolute
	Strategy Fund	Return Fund
Assets:
Investments, at Value	$244,542	$—
Cash and Cash Equivalents	945,032	2,335,157
Receivables:
Deposits at Broker for Futures Contracts	229,672	325,285
Dividends and Interest	4,554	9,248
Unsettled Open Futures Contracts	3,148	—
Variation Margin on Futures Contracts, Net	—	41,996
Total Assets	1,426,948	2,711,686

Liabilities:
Payables:
Unsettled Open Futures Contracts	2,715	—
Variation Margin on Futures Contracts, Net	7,803	—
Accrued Management Fees, Net	708	1,732
Total Liabilities	11,226	1,732
Total Net Assets	$1,415,722	$2,709,954

Net Assets Consist of:
Paid In Capital	$1,578,663	$2,577,375
Total Distributable Earnings (Accumulated Losses)	(162,941)	132,579
Total Net Assets	$1,415,722	$2,709,954

Net Asset Value Per Share:
Total Net Assets	$1,415,722	$2,709,954
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	100,000
Net Asset Value	$14.16	$27.10
Investments, at Cost	$250,571	$—

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (concluded)
JUNE 30, 2025

USCF Sustainable
Commodity
Strategy Fund
Assets:
Unaffiliated Investments, at Value	$578,514
Investments in Affiliates, at Value	786,990
Cash and Cash Equivalents	833,674
Receivables:
Deposits at Broker for Futures Contracts	106,204
Reimbursement from Adviser, Net	5,946
Dividends and Interest	3,424
Foreign Tax Reclaim	16
Total Assets	2,314,768

Liabilities:
Payables:
Variation Margin on Futures Contracts, Net	5,374
Total Liabilities	5,374
Total Net Assets	$2,309,394

Net Assets Consist of:
Paid In Capital	$2,907,104
Total Distributable Earnings (Accumulated Losses)	(597,710)
Total Net Assets	$2,309,394

Net Asset Value Per Share:
Total Net Assets	$2,309,394
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000
Net Asset Value	$23.09
Unaffiliated Investments, at Cost	$731,304
Investments in Affiliates, at Cost	$1,129,691

The accompanying notes are an integral part of the financial statements.

22	Annual Financial Statements June 30, 2025

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2025

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Assets:
Investments, at Value	$380,650,407	$3,437,000
Foreign Currency, at Value (cost $128,727 and $—, respectively)	128,727	—
Receivables:
Investment Securities Sold	4,108,130	—
Dividends	730,073	7,710
Foreign Tax Reclaim	230,355	3,179
Interest	2,344	290
Total Assets	385,850,036	3,448,179

Liabilities:
Payables:
Accrued Management Fees, Net	263,626	1,821
Investment Securities Purchased	128,728	—
Total Liabilities	392,354	1,821
Total Net Assets	$385,457,682	$3,446,358

Net Assets Consist of:
Paid In Capital	$252,764,278	$3,357,714
Total Distributable Earnings (Accumulated Losses)	132,693,404	88,644
Total Net Assets	$385,457,682	$3,446,358

Net Asset Value Per Share:
Total Net Assets	$385,457,682	$3,446,358
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	7,550,000	115,000
Net Asset Value	$51.05	$29.97
Investments, at Cost	$263,506,763	$3,335,017

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2025

	USCF
	SummerHaven
	Dynamic	USCF Gold
	Commodity	Strategy
	Strategy	Plus Income
	No K-1 Fund	Fund
Investment Income:
Interest Income	$2,921,758	$458,079
Total Investment Income	2,921,758	458,079

Expenses:
Management Fees	539,564	45,736
Total Expenses	539,564	45,736
Less Fees Waived (Note 4)	(134,891)	—
Net Expenses	404,673	45,736
Net Investment Income (Loss)	2,517,085	412,343

Realized and Change In Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Written Call Options	—	(200,468)
Commodity Futures Contracts(a)	4,877,609	2,737,389
Net Realized Gain (Loss)	4,877,609	2,536,921
Net Change in Unrealized Appreciation (Depreciation) on:
Written Call Options	—	14,593
Commodity Futures Contracts	663,515	(89,920)
Net Change in Unrealized Appreciation (Depreciation)	663,515	(75,327)
Net Realized and Change in Unrealized Gain (Loss) on Investments	5,541,124	2,461,594
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,058,209	$2,873,937

(a) Net of commissions of $61,923 and $5,314, respectively.

The accompanying notes are an integral part of the financial statements.

24	Annual Financial Statements June 30, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS (continued)
FOR THE YEAR ENDED JUNE 30, 2025

		USCF Energy
	USCF	Commodity
	Sustainable	Strategy
	Battery Metals	Absolute
	Strategy Fund	Return Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $454 and $0)	$3,309	$—
Interest Income	47,861	152,394
Total Investment Income	51,170	152,394

Expenses:
Management Fees	11,130	25,877
Total Expenses	11,130	25,877
Less Fees Waived (Note 4)	(2,818)	—
Net Expenses	8,312	25,877
Net Investment Income (Loss)	42,858	126,517

Realized and Change In Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(143,047)	(86)
Commodity Futures Contracts(a)	(340,150)	(130,270)
Foreign Currency Transactions	(969)	—
Net Realized Gain (Loss)	(484,166)	(130,356)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	152,761	—
Commodity Futures Contracts	221,381	(222,239)
Foreign Currency Translations	(439)	—
Net Change in Unrealized Appreciation (Depreciation)	373,703	(222,239)
Net Realized and Change in Unrealized Gain (Loss) on Investments	(110,463)	(352,595)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,605)	$(226,078)

(a) Net of commissions of $15,136 and $12,607, respectively.

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS (concluded)
FOR THE PERIOD ENDED JUNE 30, 2025

USCF
Sustainable
Commodity
Strategy
Fund
Investment Income:
Unaffiliated Dividend Income (Less Net Foreign Withholding Tax $774)	$4,361
Affiliated Dividend Income	21,936
Interest Income	41,504
Total Investment Income	67,801

Expenses:
Management Fees	18,122
Total Expenses	18,122
Less Fees Waived (Note 4)	(4,588)
Less Fees Waived from Affiliated Investments (Note 4)	(5,882)
Net Expenses	7,652
Net Investment Income (Loss)	60,149

Realized and Change In Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(54,461)
Commodity Futures Contracts(a)	(10,369)
Foreign Currency Transactions	2,663
Net Realized Gain (Loss)	(62,167)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	1,101
Affiliated Investments	(13,256)
Commodity Futures Contracts	46,063
Foreign Currency Translations	(17)
Net Change in Unrealized Appreciation (Depreciation)	33,891
Net Realized and Change in Unrealized Gain (Loss) on Investments	(28,276)
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,873

(a) Net of commissions of $1,083.

The accompanying notes are an integral part of the financial statements.

26	Annual Financial Statements June 30, 2025

USCF ETF TRUST
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2025

	USCF
	Midstream	USCF
	Energy Income	Dividend
	Fund	Income Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $771,095 and $1,831)	$11,511,115	$164,136
Interest Income	76,497	4,614
Total Investment Income	11,587,612	168,750

Expenses:
Management Fees	2,948,295	31,383
Total Expenses	2,948,295	31,383
Net Investment Income (Loss)	8,639,317	137,367

Realized and Change In Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	17,471,554	(16,051)
In-kind Redemptions	18,036,953	1,137,298
Foreign Currency Transactions	(4,442)	13
Net Realized Gain (Loss)	35,504,065	1,121,260
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	34,471,542	(282,070)
Foreign Currency Translations	5,369	9
Net Change in Unrealized Appreciation (Depreciation)	34,476,911	(282,061)
Net Realized and Change in Unrealized Gain (Loss) on Investments	69,980,976	839,199
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,620,293	$976,566

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven
	Dynamic Commodity Strategy		USCF Gold Strategy Plus
	No K-1 Fund		Income Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2025	2024	2025	2024
Operations:
Net Investment Income (Loss)	$2,517,085	$628,416	$412,343	$163,972
Net Realized Gain (Loss)	4,877,609	1,137,375	2,536,921	314,699
Net Change in Unrealized Appreciation (Depreciation)	663,515	(152,808)	(75,327)	87,832
Net Increase (Decrease) in Net Assets Resulting from Operations	8,058,209	1,612,983	2,873,937	566,503

Distributions to Shareholders from:
Distributable Earnings	(1,869,513)	(208,989)	(750,948)	(277,630)

Shareholder Transactions:
Proceeds from Shares Sold	202,460,097	18,051,520	8,812,437	6,801,018
Cost of Shares Redeemed	(61,996,726)	(5,636,576)	(3,693,990)	(2,699,658)
Net Increase (Decrease) in Net Assets from Shares Transactions	140,463,371	12,414,944	5,118,447	4,101,360
Net Increase (Decrease) in Net Assets	146,652,067	13,818,938	7,241,436	4,390,233

Net Assets:
Beginning of Year	22,275,400	8,456,462	7,524,243	3,134,010
End of Year	$168,927,467	$22,275,400	$14,765,679	$7,524,243

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	1,150,000	500,000	275,000	125,000
Shares Issued	9,725,000	950,000	275,000	250,000
Shares Redeemed	(3,050,000)	(300,000)	(125,000)	(100,000)
Shares Outstanding, End of Year	7,825,000	1,150,000	425,000	275,000

The accompanying notes are an integral part of the financial statements.

28	Annual Financial Statements June 30, 2025

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Battery		USCF Energy Commodity
	Metals Strategy Fund		Strategy Absolute Return Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2025	2024	2025	2024
Operations:
Net Investment Income (Loss)	$42,858	$61,038	$126,517	$159,514
Net Realized Gain (Loss)	(484,166)	(523,149)	(130,356)	520,578
Net Change in Unrealized Appreciation (Depreciation)	373,703	(259,867)	(222,239)	390,669
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,605)	(721,978)	(226,078)	1,070,761

Distributions to Shareholders from:
Distributable Earnings	(38,350)	(59,612)	(1,072,304)	(152,237)

Shareholder Transactions:
Proceeds from Shares Sold	2,300,511	—	—	—
Cost of Shares Redeemed	(2,237,058)	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	63,453	—	—	—
Net Increase (Decrease) in Net Assets	(42,502)	(781,590)	(1,298,382)	918,524

Net Assets:
Beginning of Year	1,458,224	2,239,814	4,008,336	3,089,812
End of Year	$1,415,722	$1,458,224	$2,709,954	$4,008,336

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	100,000	100,000	100,000	100,000
Shares Issued	150,000	—	—	—
Shares Redeemed	(150,000)	—	—	—
Shares Outstanding, End of Year	100,000	100,000	100,000	100,000

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	USCF Sustainable Commodity
	Strategy Fund
	For the Year	For the Period
	Ended	Ended
	June 30, 2025	June 30, 2024(a)
Operations:
Net Investment Income (Loss)	$60,149	$75,794
Net Realized Gain (Loss)	(62,167)	(161,511)
Net Change in Unrealized Appreciation (Depreciation)	33,891	(551,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,873	(636,871)

Distributions to Shareholders from:
Distributable Earnings	(48,499)	(37,109)

Shareholder Transactions:
Proceeds from Shares Sold	—	3,000,000
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	3,000,000
Net Increase (Decrease) in Net Assets	(16,626)	2,326,020

Net Assets:
Beginning of Period	2,326,020	—
End of Period	$2,309,394	$2,326,020

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	—
Shares Issued	—	100,000
Shares Redeemed	—	—
Shares Outstanding, End of Period	100,000	100,000

(a) Commencement of Operations, August 8, 2023.

The accompanying notes are an integral part of the financial statements.

30	Annual Financial Statements June 30, 2025

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy
	Income Fund		USCF Dividend Income Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2025	2024	2025	2024
Operations:
Net Investment Income (Loss)	$8,639,317	$7,256,497	$137,367	$163,923
Net Realized Gain (Loss)	35,504,065	8,475,547	1,121,260	293,584
Net Change in Unrealized Appreciation (Depreciation)	34,476,911	44,079,283	(282,061)	115,241
Net Increase (Decrease) in Net Assets Resulting from Operations	78,620,293	59,811,327	976,566	572,748

Distributions to Shareholders from:
Distributable Earnings	(14,464,971)	(11,590,942)	(224,815)	(159,177)

Shareholder Transactions:
Proceeds from Shares Sold	81,779,253	24,183,805	3,534,385	—
Cost of Shares Redeemed	(33,734,406)	(4,384,375)	(6,657,776)	(271,447)
Net Increase (Decrease) in Net Assets from Shares Transactions	48,044,847	19,799,430	(3,123,391)	(271,447)
Net Increase (Decrease) in Net Assets	112,200,169	68,019,815	(2,371,640)	142,124

Net Assets:
Beginning of Year	273,257,513	205,237,698	5,817,998	5,675,874
End of Year	$385,457,682	$273,257,513	$3,446,358	$5,817,998

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	6,510,000	6,000,000	215,000	225,000
Shares Issued	1,690,000	630,000	120,000	—
Shares Redeemed	(650,000)	(120,000)	(220,000)	(10,000)
Shares Outstanding, End of Year	7,550,000	6,510,000	115,000	215,000

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

		For the Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$19.37	$16.91	$23.57	$20.55	$13.17
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.76	0.85	0.57	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss)	2.61	1.95	(0.87)	6.67	7.47
Total Income (Loss) from Operations	3.37	2.80	(0.30)	6.58	7.38

Less Distributions From:
Net Investment Income	(1.15)	(0.34)	(6.36)	(3.56)	—
Total Distributions	(1.15)	(0.34)	(6.36)	(3.56)	—
Net Asset Value, End of Year	$21.59	$19.37	$16.91	$23.57	$20.55

Total Return(b)	18.17%	16.71%	(1.75)%	37.52%	56.04%
Net Assets, End of Year (thousands)	$168,927	$22,275	$8,456	$10,607	$8,220
Ratios of Average Net Assets:
Gross Expenses(c)	0.80%	0.80%	0.80%	0.80%	0.80%
Net Expenses(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss)	3.73%	4.62%	2.97%	(0.42)%	(0.56)%
Portfolio Turnover Rate(d)	0%	0%	0%	0%	0%
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(c)	USCF Advisers LLC has contractually agreed, through October 31, 2025, to waive 0.20% of its management fees.
(d)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

32	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

				For the Period
	For the Year Ended June 30,			Ended June 30,
	2025	2024	2023	2022(a)
Net Asset Value, Beginning of Period	$27.36	$25.07	$25.43	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.27	1.23	0.75	(0.03)
Net Realized and Unrealized Gain (Loss)	8.40	2.96	(0.12)	0.63
Total Income (Loss) from Operations	9.67	4.19	0.63	0.60

Less Distributions From:
Net Investment Income	(2.29)	(1.90)	(0.99)	(0.17)
Total Distributions	(2.29)	(1.90)	(0.99)	(0.17)
Net Asset Value, End of Period	$34.74	$27.36	$25.07	$25.43

Total Return(c)	36.84%	17.62%	2.71%	2.38%
Net Assets, End of Period (thousands)	$14,766	$7,524	$3,134	$3,178
Ratios of Average Net Assets:
Expenses	0.45%	0.45%	0.45%	0.45	%(d)
Net Investment Income (Loss)	4.06%	4.79%	3.00%	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%	0%	0%	0%
(a)	Commencement of Operations, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

				For the Period
	For the Year Ended June 30,			Ended June 30,
	2025		2024	2023(a)
Net Asset Value, Beginning of Period	$14.58		$22.40	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.42		0.61	0.37
Net Realized and Unrealized Gain (Loss)	(0.46	)(c)	(7.83)	(2.97)
Total Income (Loss) from Operations	(0.04)		(7.22)	(2.60)

Less Distributions From:
Net Investment Income	(0.38)		(0.60)	—
Total Distributions	(0.38)		(0.60)	—
Net Asset Value, End of Period	$14.16		$14.58	$22.40

Total Return(d)	0.01%		(32.60)%	(10.27)%
Net Assets, End of Period (thousands)	$1,416		$1,458	$2,240
Ratios of Average Net Assets:
Gross Expenses(e)	0.79%		0.79%	0.79	%(f)
Net Expenses(e)	0.59%		0.59%	0.59	%(f)
Net Investment Income (Loss)	3.04%		3.52%	3.41	%(f)
Portfolio Turnover Rate(g)	138%		38%	10%
(a)	Commencement of Operations, January 10, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the year may not agree with the change in the aggregate gains and losses for the year because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.
(d)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	USCF Advisers LLC has contractually agreed, through October 31, 2025, to waive 0.20% of its management fee.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

34	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

			For the Period
	For the Year Ended June 30,		Ended June 30,
	2025	2024	2023(a)
Net Asset Value, Beginning of Period	$40.08	$30.90	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.27	1.60	0.19
Net Realized and Unrealized Gain (Loss)	(3.53)	9.10	0.71
Total Income (Loss) from Operations	(2.26)	10.70	0.90

Less Distributions From:
Net Investment Income	(10.72)	(1.52)	—
Total Distributions	(10.72)	(1.52)	—
Net Asset Value, End of Period	$27.10	$40.08	$30.90

Total Return(c)	(6.04)%	35.71%	2.99%
Net Assets, End of Period (thousands)	$2,710	$4,008	$3,090
Ratios of Average Net Assets:
Expenses	0.79%	0.79%	0.79	%(d)
Net Investment Income (Loss)	3.86%	4.45%	3.88	%(d)
Portfolio Turnover Rate(e)	0%	0%	49%

(a)	Commencement of Operations, May 4, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year	For the Period
	Ended June 30,	Ended June 30,
	2025	2024(a)
Net Asset Value, Beginning of Period	$23.26	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.60	0.76
Net Realized and Unrealized Gain (Loss)	(0.29)	(7.13)
Total Income (Loss) from Operations	0.31	(6.37)

Less Distributions From:
Net Investment Income	(0.48)	(0.37)
Total Distributions	(0.48)	(0.37)
Net Asset Value, End of Period	$23.09	$23.26

Total Return(c)	1.46%	(21.38)%
Net Assets, End of Period (thousands)	$2,309	$2,326
Ratios of Average Net Assets:
Gross Expenses(e)(f)	0.79%	0.79	%(d)
Net Expenses(e)(f)	0.33%	0.34	%(d)
Net Investment Income (Loss)(e)	2.62%	3.35	%(d)
Portfolio Turnover Rate(g)	14%	8%
(a)	Commencement of Operations, August 8, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Ratios exclude the income and expenses of the underlying funds in which the Fund invests.
(f)	USCF Advisers LLC has contractually agreed, through October 31, 2025, to waive 0.20% of its management fee.
(g)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

36	Annual Financial Statements June 30, 2025

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30,				For the Period Ended June 30,
	2025	2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period	$41.98	$34.21	$31.16	$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	1.21	1.17	1.02	0.84	0.21
Net Realized and Unrealized Gain (Loss)	9.87	8.47	3.79	2.30	5.09
Total Income (Loss) from Operations	11.08	9.64	4.81	3.14	5.30

Less Distributions From:
Net Investment Income	(1.60)	(1.06)	(0.83)	(0.81)	(0.18)
Capital Gain	(0.41)	(0.81)	(0.14)	—	—
Return of Capital	—	—	(0.79)	(0.52)	(0.06)
Total Distributions	(2.01)	(1.87)	(1.76)	(1.33)	(0.24)
Net Asset Value, End of Period	$51.05	$41.98	$34.21	$31.16	$29.35
Total Return(c)	26.71%	28.92%	15.56%	10.74%	21.83%
Net Assets, End of Period (thousands)	$385,458	$273,258	$205,238	$151,122	$99,785
Ratios of Average Net Assets:
Expenses	0.85%	0.85%	0.85%	0.85%	0.85	%(d)
Net Investment Income (Loss)	2.49%	3.13%	3.04%	2.68%	2.80	%(d)
Portfolio Turnover Rate(e)	41%	21%	17%	18%	8%

(a)	Commencement of Operations, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

37

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
FINANCIAL HIGHLIGHTS (concluded)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

					For the Period
	For the Year Ended June 30,				Ended June 30,
	2025	2024	2023		2022(a)
Net Asset Value, Beginning of Period	$27.06	$25.23	$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.83	0.74	0.73		0.06
Net Realized and Unrealized Gain (Loss)	3.73	1.81	2.30		(1.82)
Total Income (Loss) from Operations	4.56	2.55	3.03		(1.76)

Less Distributions From:
Net Investment Income	(0.95)	(0.72)	(1.22)		—
Capital Gain	(0.70)	—	(0.00	)(c)	—
Total Distributions	(1.65)	(0.72)	(1.22)		—
Net Asset Value, End of Period	$29.97	$27.06	$25.23		$23.42
Total Return(d)	17.06%	10.32%	11.19%		(7.00)%
Net Assets, End of Period (thousands)	$3,446	$5,818	$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.64%	0.65%	0.65%		0.65	%(e)
Net Investment Income (Loss)	2.84%	2.87%	2.95%		4.44	%(e)
Portfolio Turnover Rate(f)	24%	28%	39%		0%

(a)	Commencement of Operations, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Greater than $(0.005).
(d)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

38	Annual Financial Statements June 30, 2025

USCF ETF TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025

NOTE 1 – ORGANIZATION

The USCF ETFTrust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Trust has established seven investment portfolios that are operational, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Gold Strategy Plus Income Fund (“USG”), the USCF Sustainable Battery Metals Strategy Fund (“ZSB”), the USCF Energy Commodity Strategy Absolute Return Fund (“USE”), the USCF Sustainable Commodity Strategy Fund (“ZSC”), the USCF Midstream Energy Income Fund (“UMI”) and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). Shares of the Trust’s series trade on the NYSE Arca Equity, Inc. (“NYSE Arca”).

The following table provides information regarding each Fund’s diversification status, date of commencement of operations and listing date:

		Diversification	Commencement	NYSE Arca
		Policy	of Operations	Listing Date
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	SDCI	Non-diversified	May 2, 2018	May 3, 2018
USCF Gold Strategy Plus Income Fund	USG	Non-diversified	November 2, 2021	November 3, 2021
USCF Sustainable Battery Metals Strategy Fund	ZSB	Non-diversified	January 10, 2023	January 11, 2023
USCF Energy Commodity Strategy Absolute Return Fund	USE	Non-diversified	May 4, 2023	May 5, 2023
USCF Sustainable Commodity Strategy Fund	ZSC	Non-diversified	August 8, 2023	August 9, 2023
USCF Midstream Energy Income Fund	UMI	Non-diversified	March 23, 2021	March 24, 2021
USCF Dividend Income Fund	UDI	Diversified	June 7, 2022	June 8, 2022

Other series or portfolios may be added to the Trust in the future.

39

The following table provides information regarding the adviser (or sub-adviser) of each Fund (or its wholly-owned subsidiary, as applicable):

			Subsidiary	Adviser of	Sub-adviser of
	Adviser	Sub-adviser	Account	Subsidiary	Subsidiary
SDCI	USCF Advisers LLC (the “Adviser”)	N/A	USCF Cayman Commodity 2	USCF Advisers LLC	SummerHaven Investment Management, LLC (“SummerHaven”)
USG	USCF Advisers LLC	SummerHaven	USCF Cayman Commodity 4	USCF Advisers LLC	SummerHaven
ZSB	USCF Advisers LLC	N/A	USCF Cayman Commodity 5	USCF Advisers LLC	N/A
USE	USCF Advisers LLC	N/A	USCF Cayman Commodity 3	USCF Advisers LLC	N/A
ZSC	USCF Advisers LLC	N/A	USCF Cayman Commodity 7	USCF Advisers LLC	N/A
UMI	USCF Advisers LLC	Miller/Howard Investments, Inc. (“Miller/ Howard”)	N/A	N/A	N/A
UDI	USCF Advisers LLC	Miller/Howard	N/A	N/A	N/A

The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014, and is a wholly-owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.).

The Trust and all of its portfolios, have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each portfolio operates in its own segment and derives its revenues from investments made in accordance with the defined investment strategy of the respective portfolio, as prescribed in the prospectus. The Chief Operating Decision Maker (“CODM”) is the Adviser, USCF Advisers LLC. The CODM monitors the operating results of each portfolio as part of making decisions for allocating resources and evaluating performance.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

40	Annual Financial Statements June 30, 2025

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946 – “Financial Services – Investment Companies.”

Commodity Pools

Each of SDCI, USG, ZSB, USE and ZSC (each a “Commodity Pool Fund” and collectively, “the Commodity Pool Funds”) and their respective Subsidiaries invest in commodity interests and are considered commodity pools. As a result, the Commodity Pool Funds and their respective Subsidiaries are subject to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The NFA is the self-regulatory organization for the U.S. derivatives industry. The Commodity Pool Funds and their respective Subsidiaries operate in accordance with CFTC and NFA rules.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to the Commodity Pool Funds and their respective Subsidiaries. Accordingly, the Adviser is subject to regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to supervision and oversight by the CFTC and NFA.

Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Distributions received on investments that represent a return of capital or capital gain are reclassified as a reduction of cost of investments and/or as a realized gain. Withholding on foreign dividends have been provided for in accordance with the Adviser’s understanding of the applicable country’s tax rules and rates.

Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

41

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as Cash on the Consolidated Statements of Assets and Liabilities and Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Calculation of Net Asset Value

The NAV of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, USG, UDI, ZSB, USE and ZSC, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time.” If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Securities

Investments by any Fund in securities are carried at fair value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed

42	Annual Financial Statements June 30, 2025

security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith in accordance with the Trust’s Fair Value Pricing Procedures, which are approved by the Board of Trustees (the “Board”). Rule 2a-5 under the 1940 Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

See “Fair Value Measurement” section for additional information regarding fair value of investments and other financial instruments.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

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An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short- term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

USG invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. USG does not custody physical gold and will not take possession of physical gold at any time.

44	Annual Financial Statements June 30, 2025

Gold Call Options

USG follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to USG will cause USG to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

USG will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.

45

The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits. Additionally, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM. See total amounts at, and due from the broker on the Consolidated Statements of Assets and Liabilities.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin may be calculated such that (i) both profits and losses on the contract are exchanged daily between the exchange and the Fund, or (ii) only the losses are realized daily, and profits are only realized at the end of the contract. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statements of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying assets, the Funds are not permitted to make or take delivery, and these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so.

46	Annual Financial Statements June 30, 2025

A summary of the open futures contracts as of June 30, 2025, is included in a table within each of the Commodity Pool Funds’ respective Consolidated Schedule of Investments.

The following table summarizes the value of the Commodity Pool Funds’ respective derivative instruments held as of June 30, 2025, presented by primary underlying risk exposure:

		Asset Derivatives*		Liability Derivatives*
		Consolidated		Consolidated
		Statements of Assets		Statements of Assets
		and Liabilities		and Liabilities
		Location	Fair Value	Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$2,878,943	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$(2,604,984)
USG	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(88,310)
	Commodity Written Option Contracts	Written Call Options, at Fair Value	—	Written Call Options, at Fair Value	(18,450)
ZSB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	30,941	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(15,630)
USE	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	88,006	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—
ZSC	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	25,060	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(47,031)

*Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Variation margin receivable/(payable) and receivable/(payable) for open futures contracts is disclosed separately within the Consolidated Statements of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Commodity Pool Funds’ respective earnings during the year ended June 30, 2025, and the related location in the accompanying Consolidated Statements of Operations is summarized in the following tables by primary underlying risk exposure:

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The Effect of Derivative Instruments on the Consolidated Statements of Operations

		Year Ended June 30, 2025
			Change in Unrealized
		Realized Gain (Loss)	Appreciation (Depreciation)
	Risk Type	on Derivatives	on Derivatives
SDCI	Commodity Futures Contracts	$4,877,609	$663,515
USG	Commodity Futures Contracts	2,737,389	(89,920)
	Commodity Written Option Contracts	(200,468)	14,593
ZSB	Commodity Futures Contracts	(340,150)	221,381
USE	Commodity Futures Contracts	(130,270)	(222,239)
ZSC	Commodity Futures Contracts	(10,369)	46,063

For the year ended June 30, 2025, the average monthly volume of derivatives for each of the Commodity Pool Funds were as follows:

		Written Call
	Commodity	Option
	Futures Contracts	Contracts
	(Notional Value)	(Fair Value)
SDCI	$73,349,582	$—
USG	10,162,782	(27,112)
ZSB	1,394,782	—
USE	2,370,577	—
ZSC	1,186,831	—

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

48	Annual Financial Statements June 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

United States Treasury Obligations are valued at amortized cost, which is deemed to approximate fair value, each business day and are categorized as Level 2.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For equity securities, the Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the open of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security.

As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

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The following tables summarize the valuations at June 30, 2025, for the Funds, using the fair value hierarchy:

SDCI

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$8,695,223	$—	$8,695,223	$—
Exchange-Traded Commodity Futures Contracts*	2,878,943	2,878,943	—	—
Total	$11,574,166	$2,878,943	$8,695,223	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(2,604,984)	$(2,604,984)	$—	$—
Total	$(2,604,984)	$(2,604,984)	$—	$—

USG

Liabilities	Total	Level 1	Level 2	Level 3
Written Call Option Contracts	$(18,450)	$(18,450)	$—	$—
Exchange-Traded Commodity Futures Contracts*	(88,310)	(88,310)	—	—
Total	$(106,760)	$(106,760)	$—	$—

ZSB

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$244,542	$244,542	$—	$—
Exchange-Traded Commodity Futures Contracts*	30,941	30,941	—	—
Total	$275,483	$275,483	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(15,630)	$(15,630)	$—	$—
Total	$(15,630)	$(15,630)	$—	$—

USE

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$88,006	$88,006	$—	$—
Total	$88,006	$88,006	$—	$—

ZSC

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$578,514	$578,514	$—	$—
Exchange-Traded Funds	786,990	786,990	—	—
Exchange-Traded Commodity Futures Contracts*	25,060	25,060	—	—
Total	$1,390,564	$1,390,564	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(47,031)	$(47,031)	$—	$—
Total	$(47,031)	$(47,031)	$—	$—

50	Annual Financial Statements June 30, 2025

UMI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$285,066,736	$285,066,736	$—	$—
Master Limited Partnerships	86,270,304	86,270,304	—	—
Exchange-Traded Funds	7,683,663	7,683,663	—	—
Money Market Funds	1,629,704	1,629,704	—	—
Total	$380,650,407	$380,650,407	$—	$—

UDI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,353,453	$3,353,453	$—	$—
Money Market Funds	83,547	83,547	—	—
Total	$3,437,000	$3,437,000	$—	$—

* Net unrealized appreciation/(depreciation) as presented in the Consolidated Schedule of Investments.

There were no transfers into or out of Level 3 for the fiscal year ended June 30, 2025.

For further information regarding security characteristics, see the Consolidated Schedule of Investments and the Schedule of Investments.

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statements of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statements of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Statements of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year-ends.

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The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceeds its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware, which are subject to the examination of the Internal Revenue Service (“IRS”) for a period of three fiscal years after they are filed.

The Funds follow ASC 740 “Income Taxes,” which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences, which are primarily due to tax treatment of redemptions in-kind, return of capital distributions and wholly- owned subsidiaries as of June 30, 2025, were reclassified to the following accounts:

	SDCI	USG	ZSB	USE	ZSC	UMI	UDI
Paid In Capital	$4,182,698	$2,190,188	$(332,085)	$(1,058,073)	$10,702	$18,575,575	$1,137,836
Total Distributable Earnings/(Accumulated Loss)	$(4,182,698)	$(2,190,188)	$332,085	$1,058,073	$(10,702)	$(18,575,575)	$(1,137,836)

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2024 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

52	Annual Financial Statements June 30, 2025

Dividends and Distributions

Each Fund intends to pay out dividends on an annual basis, except for USG, which intends to pay dividends on a quarterly basis, and UDI and UMI, which intend to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment annually, quarterly or monthly, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

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The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the IRS regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the IRS and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

54	Annual Financial Statements June 30, 2025

Cayman Subsidiary Risk

With respect to an investment in the Commodity Pool Funds, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual Fund. Through their respective Subsidiaries, the Commodity Pool Funds are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of the Commodity Pool Funds is the sole shareholder of their respective Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, each Commodity Pool Fund will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of the Commodity Pool Funds may invest up to 25% of its total assets in their respective Subsidiaries. The accompanying Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights for each Fund include the positions and accounts of the applicable Subsidiary. All inter-company balances and transactions, if any, have been eliminated in consolidation.

As of June 30, 2025, the Commodity Pool Funds’ and their respective Subsidiaries’ net assets were as follows:

	Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
SDCI	$168,927,467	$32,821,400	19.4%
USG	14,765,679	2,413,787	16.3%
ZSB	1,415,722	288,537	20.4%
USE	2,709,954	532,283	19.6%
ZSC	2,309,394	417,847	18.1%

Other Investment Companies Risk

An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

55

Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, embargoes, tariffs and other restrictions on trade, and international economic, business, political and regulatory developments. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid- ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

56	Annual Financial Statements June 30, 2025

Small Fund Risk

Since USG, ZSB, USE, ZSC and UDI are small funds, there can be no assurance that they will grow to or maintain an economically viable size. While the Funds are small, they may face the risk of being delisted if they do not meet certain conditions of their listing exchange and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Derivatives Risk

The value of a derivative instrument, such as a Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for the Commodity Pool Funds than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, as a futures contract approaches the expiration date, in order to avoid taking delivery of the underlying commodity the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,”

57

meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to spot prices of the commodities in which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Commodities Risk

With respect to the Commodity Pool Funds, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the Funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Commodity Pool Funds’ NAV and market price.

Commodities Tax Risk

Each Commodity Pool Fund intends to qualify as a RIC under Subchapter M of the Code. If the Commodity Pool Funds qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy certain source-of-income requirements. The IRS issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, each of the Commodity Pool Funds intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. The Commodity Pool Funds anticipate that their inclusion of income from their Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy. The Commodity Pool Funds seek to manage their investments in their respective Subsidiaries and in commodities investments as necessary to maintain their qualification as RICs.

58	Annual Financial Statements June 30, 2025

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investments. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the Fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk

UMI and UDI’s consideration of environmental, social, and governance (“ESG”) factors in selecting investments may limit the investment opportunities available to each Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI and UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and each Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI and UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-

59

party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Cash Transaction Risk

Creation and redemption transactions for certain Funds generally settle through payments consisting substantially of cash, which will cause the Funds to incur certain costs, such as brokerage costs, that it would not incur if it made solely in-kind redemptions. In addition, because a Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an authorized participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, USG, ZSB, ZSC and USE, the Adviser also serves as investment adviser to their respective Subsidiaries pursuant to a separate investment advisory agreement. SummerHaven serves as the sub-adviser to USG, USCF Cayman Commodity 2 and USCF Cayman Commodity 4 pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of USG and each applicable Subsidiary.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds, and any wholly-owned subsidiaries, except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The Subsidiaries do not pay separate fees to the Adviser. The following table lists the total management fee paid by each Fund.

60	Annual Financial Statements June 30, 2025

Fund	Management Fee
SDCI	0.80%
USG	0.45%
ZSB	0.79%
USE	0.79%
ZSC	0.79%
UMI	0.85%
UDI	0.65%

Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSB. The agreement became effective on January 4, 2023, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSC. The agreement became effective on August 8, 2023 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025. Waived fees are not subject to recoupment by the Adviser.

The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to ZSC’s investments in affiliated exchange-traded funds. For the year ended June 30, 2025, the Adviser waived $5,882 of expenses to the Fund. Waived fees are not subject to recoupment by the Adviser.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services they provide to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisory Fee
Wholly-owned Subsidiary of SDCI	0.06%
USG	0.15%
UMI	0.38%
UDI*	0.20%

* As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.

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Assets	Annual Fee as a percent of average daily net assets
On the first $5 million ($0 - $5,000,000)	0.20%
On the next $45 million ($5,000,001 - $50,000,000)	0.00%
On the next $50 million ($50,000,001 - $100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian, and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Funds’ shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants.” Currently, Creation Units for SDCI, USG, ZSB, USE and ZSC generally consist of 25,000 shares. For UMI and UDI, Creation Units generally consist of 10,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $250 for SDCI, USG, ZSB, ZSC and USE and $100 for UMI and UDI to compensate the Funds for brokerage and transaction expenses when purchasing Units.

Each of SDCI, USG, ZSB, USE and ZSC, generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and

62	Annual Financial Statements June 30, 2025

redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SummerHaven Dynamic Commodity Index Total Return (SDCITR) (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

			In-Kind	In-Kind
Fund	Purchases	Sales	Creations	Redemptions
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	345,719	387,192	—	—
USE	—	—	—	—
ZSC	294,786	184,905	—	—
UMI	142,914,491	146,330,470	81,205,110	33,456,586
UDI	1,123,867	1,231,911	3,432,026	6,478,110

63

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Code, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – DIVIDENDS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2025, were from Ordinary Income and Return of Capital in the amounts as follows:

	Ordinary		Return of
Fund	Income	Capital Gains	capital
SDCI	$1,869,513	$—	$—
USG	750,948	—	—
ZSB	38,350	—	—
USE	1,072,304	—	—
ZSC	48,499	—	—
UMI	11,516,104	2,948,867	—
UDI	139,454	85,361	—

The tax character of distributions paid during the fiscal year ended June 30, 2024, were from Ordinary Income and Return of Capital in the amounts as follows:

	Ordinary		Return of
Fund	Income	Capital Gains	capital
SDCI	$208,989	$—	$—
USG	277,630	—	—
ZSB	59,612	—	—
USE	152,237	—	—
ZSC	37,109	—	—
UMI	6,582,925	5,008,017	—
UDI	159,177	—	—

64	Annual Financial Statements June 30, 2025

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

	SDCI	USG	ZSB	USE	ZSC	UMI	UDI
Undistributed Ordinary Income - Net	$6,856,472	$2,573,098	$17,412	$35,453	$36,372	$2,437,674	$1,902
Undistributed long-term gains/accumulated capital loss	—	(1,122)	(113,836)	(91)	(92,090)	9,610,023	(15,646)
Other Book/Tax Temporary Differences	—	—	—	—	—	—	—
Unrealized Appreciation (Depreciation)	(5,013,364)	(2,652,780)	(64,903)	97,217	(544,349)	120,645,707	102,388
Total Accumulated Earnings/(Losses) - Net	$1,843,108	$(80,804)	$(161,327)	$132,579	$(600,067)	$132,693,404	$88,644

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2025, capital loss carryforwards were as follows:

	Utilized in	Short-Term	Long-Term
	Current	With No	With No
Fund	Year	Expiration	Expiration
SDCI	$—	$—	$—
USG	—	1,122	—
ZSB	—	42,231	71,605
USE	—	91	—
ZSC	—	39,231	52,859
UMI	—	—	—
UDI	—	—	15,646

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October and late year losses are determined only at the end of each fiscal year. The Funds did not defer any post-October losses for the fiscal year ended June 30, 2025.

65

NOTE 9 – TAX COST OF INVESTMENTS

As of June 30, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

		Net		Aggregate
		Unrealized	Aggregate Gross	Gross
	Aggregate	Appreciation	Unrealized	Unrealized
Fund	Tax Cost	(Depreciation)	Appreciation	(Depreciation)
SDCI	$39,243,875	$1,527,424	$1,527,424	$—
USG	3,440,587	(1,026,800)		(1,026,800)
ZSB	682,067	(148,988)	—	(148,988)
USE	435,145	97,138	97,138	—
ZSC	2,403,147	(619,795)	—	(619,795)
UMI	260,009,379	120,641,028	122,868,610	(2,227,582)
UDI	3,334,606	102,394	291,683	(189,289)

NOTE 10 – TRUSTEES’ FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

66	Annual Financial Statements June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

USCF ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as applicable), including the schedules of investments (consolidated as applicable), of USCF ETF Trust comprised of the funds listed below (the “Funds”) as of June 30, 2025, the related statements of operations (consolidated as applicable), the statements of changes in net assets (consolidated as applicable), and the financial highlights (consolidated as applicable) for each of the periods listed below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods listed below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, USCF Gold Strategy Plus Income Fund, USCF Sustainable Battery Metals Strategy Fund, and USCF Energy Commodity Strategy Absolute Return Fund	Consolidated for the year ended June 30, 2025	Consolidated for the two years ended June 30, 2025
USCF Sustainable Commodity Strategy Fund	Consolidated for the year ended June 30, 2025	Consolidated for the period August 8, 2023 (commencement of operations) through June 30, 2024 and for the year ended June 30, 2025
USCF Midstream Energy Income Fund and USCF Dividend Income Fund	For the year ended June 30, 2025	For the two years ended June 30, 2025

The Funds’ financial highlights (consolidated as applicable) for the years or periods ended June 30, 2023, and prior, were audited by other auditors whose report dated August 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

67

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2025

68	Annual Financial Statements June 30, 2025

ADDITIONAL INFORMATION (UNAUDITED)

Federal Income Tax Information

For the year ended June 30, 2025, the following Funds reported the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); 2) eligible for corporate dividend received deduction (DRD):

Fund	QDI	DRD
ZSB	10.15%	0.84%
ZSC	14.44%	1.08%
UMI	72.34%	36.32%
UDI	100.00%	93.11%

In January 2026 you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

69

www.uscfinvestments.com
1-800-920-0259

The funds are distributed by ALPS Distributors, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	A copy of the code of ethics is incorporated herein by reference to the Registrant’s Annual Report on Form N-CSR filed with the Commission on September 1, 2022.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date        9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date       9/4/2025

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P.Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date     9/4/2025

* Print the name and title of each signing officer under his or her signature.